Segment and Revenue Analysis (Details) - Schedule of net revenues generated from different reportable segment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketing channels [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 3,098,733	$ 1,081,095	$ 622,801
Less: Sale tax and addition	(1,123)	(3,121)	(2,789)
Marketing channels [Member] | Overseas sales [Member]
Segment Reporting Information [Line Items]
Total net revenue		134,896	226,385
Marketing channels [Member] | Domestic sales [Member]
Segment Reporting Information [Line Items]
Total net revenue	25,849	308,267	382,497
Marketing channels [Member] | Electronic commerce [Member]
Segment Reporting Information [Line Items]
Total net revenue		34,590	16,708
Marketing channels [Member] | Restaurant revenue [Member]
Segment Reporting Information [Line Items]
Total net revenue	3,074,007	606,463
Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	3,098,733	1,081,095	622,801
Less: Sale tax and addition	(1,123)	(3,121)	(2,789)
Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	3,098,733	1,081,095	622,801
Less: Sale tax and addition	(1,123)	(3,121)	(2,789)
South Korea [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue		37,320	34,378
China [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	25,849	342,857	382,497
United Kingdom [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue
Germany [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue
U.S. [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	3,074,007	606,463
Other countries [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue		97,576	208,715
Pet chews [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	8,367	46,112	59,096
Dried pet snacks [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	8,005	293,325	317,392
Wet canned pet food [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	1,290	10,760	84,117
Dental health snacks [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	550	6,127	19,915
Baked pet biscuits [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue			3,132
Restaurant revenue [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	3,074,007	606,463
Others [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 7,637	$ 121,429	$ 141,938